Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Receivables Loans And Advances To Customers [Abstract]
Balance at beginning of year	R$ 18,887,132	R$ 18,599,379	R$ 14,011,225
Net additions	13,679,423	11,892,321	16,462,385
Written-off assets	(13,421,560)	(11,604,568)	(11,874,231)
Balance at end of year	R$ 19,144,995	R$ 18,887,132	R$ 18,599,379